Notes Payable (Detail Textuals) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended
	Feb. 24, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2012 Price adjustable warrants	Feb. 24, 2014 Notes Payable Price adjustable warrants	Feb. 29, 2012 Notes Payable Price adjustable warrants Investor
Debt Instrument [Line Items]
Notes payable												$ 1,500,000	$ 1,500,000
Interest rate on notes payable						10.00%							15.00%
Number of investors													2
Number of warrants called by common stock									1,300,000	800,000	3,200,000		3,690,000
Exercise price of warrants						0.89	0.28	0.28		0.75	0.28		0.508
Number of shares issuable through promissory notes	2,000,000											2,000,000
Non-cash interest expense		970,000		1,007,000	122,000	249,000	1,497,000					970,000
Notes payable			60,000
Notes payable, interest expenses			30,000			250,000
Extinguishment accounting charges			30,000
Interest expense		$ 1,000,000